Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

December 21, 2007

VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
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         FILING PURSUANT TO RULE 485(A)
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Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A. This filing is being made for the purpose of revising the Japan 2x Strategy Fund's (formerly, the Pacific 1.25x Strategy Fund) investment objective. In addition, our client has taken this opportunity to revise the format of the Prospectuses to more easily aid investors in understanding the Fund.

Please do not hesitate to contact me at 202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
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Laura E. Flores